Schedule of related party balances (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)		Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Contract Liability	$ 32,142	$ 43,466		$ 194,300
Loh [Member]
Related Party Transaction [Line Items]
Contract Liability				103,908	[1]
Vienna Management Ltd [Member]
Related Party Transaction [Line Items]
Amount due to				2,290,044	[2]
Amount due from	2,584	3,495	[3]
Ohmyhome Principal Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount due from	3,185	4,307	[4]
Ohmyhome Sdn Bhd [Member]
Related Party Transaction [Line Items]
Payable to related party	2,548	3,446
Ohmyhome Realtors Sdn Bhd [Member]
Related Party Transaction [Line Items]
Payable to related party	626	846
Ohmyhome Pte Ltd [Member]
Related Party Transaction [Line Items]
Payable to related party	$ 11	$ 15

[1]	On February 25, 2022, the Company entered into a services agreement with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in consideration S$3,618,250 (US$2,699,381). For the six months ended June 30, 2022, the project was not completed and Mr. Loh. paid to the Company in consideration S$2,075,347 (US$1,492,733). The Company received in advance of completion of performance obligations under an agreement amounted to S$1,028,481 (US$739,755) as of June 30, 2022. During the six months ended of June 30, 2022, the Company recognized revenue S$1,046,866 (US$752,978) for the project. During the six months ended of June 30, 2023, the Company recognized revenue S$511,040 (US$377,904) for the project. The whole project was completed by 30th January 2023.
[2]	On May 1, 2019, the Company entered into an interest-free loan facility agreement with Vienna Management Ltd for a revolving loan facility agreement up to S$2.0 million for general working capital and general corporate purposes. The amount of S$2,290,044 (US$1,708,478) had been fully settled.
[3]	On June 22, 2023, the Company extended payment for Notarization services for Anthill Corp in view of operational urgency. This amount will be recovered by December 31, 2023 from Anthill Corp.
[4]	As at June 30, 2023, Ohmyhome Sdn Bhd, Ohmyhome Realtors Sdn Bhd and Ohmyhome Pte Ltd had extended payment for Corporate Secretarial services for Ohmyhome Principal Sdn Bhd in view of operational urgency, for S$3,446 (US$2,548), S$846 (US$626) and S$15 (US$11) respectively. This amount will be recovered by December 31, 2023 from Ohmyhome Principal Sdn Bhd.